PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

10.         PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	September 30,
	2018	2019
	RMB	RMB

Plant and building	162,507	143,808
Machinery and equipment	101,543	96,537
Furniture and office equipment	12,367	12,367
Motor vehicles	3,591	3,590
Total	280,008	256,302
Accumulated depreciation	(85,600)	(81,313)
Accumulated impairment	(25,873)	(25,873)
Construction in progress	4,213	—
Plant and equipment, net	172,748	149,116

Included in plant and building with net values of RMB35,238 and RMB34,041 have been pledged for bank loans as of September 30, 2018 and September 30, 2019. The Company sold certain equipment to a third party with net book value of RMB6,398 for the consideration of RMB5,600. Loss of disposal RMB798 was booked in other income (expense) for the year ended September 30, 2019.

The depreciation expenses for the years ended September 30, 2017, 2018 and 2019 were RMB13,305,  RMB9,840, and RMB10,226, respectively.

Construction in progress mainly refers to the new seed incubation facilities under construction. The construction project is put on hold and construction in progress was impaired for the year ended September 30, 2019.